Employee Benefit Plans (Fair Value of Investments) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classification of the methodology used by the Company to fair value its investments
Percentage		100.00%
Defined benefit pension plans
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,702	$ 2,605	$ 2,593
Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Percentage		3.00%
Net in-transits
Classification of the methodology used by the Company to fair value its investments
Percentage		(4.00%)
Canadian equity
Classification of the methodology used by the Company to fair value its investments
Percentage		6.00%
US equity
Classification of the methodology used by the Company to fair value its investments
Percentage		15.00%
Other equity
Classification of the methodology used by the Company to fair value its investments
Percentage	8.00%	9.00%
Government
Classification of the methodology used by the Company to fair value its investments
Percentage	5.00%	5.00%
Corporate
Classification of the methodology used by the Company to fair value its investments
Percentage		5.00%
Other
Classification of the methodology used by the Company to fair value its investments
Percentage		0.00%
Mutual funds
Classification of the methodology used by the Company to fair value its investments
Percentage		3.00%
Other
Classification of the methodology used by the Company to fair value its investments
Percentage		0.00%
Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Percentage	35.00%	31.00%
Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Percentage	28.00%	27.00%
Total
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,702	$ 2,605
Percentage	100.00%
Total | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 60	68
Percentage	2.00%
Total | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ (84)	(99)
Percentage	(3.00%)
Total | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 97	154
Percentage	4.00%
Total | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 366	380
Percentage	14.00%
Total | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 215	243
Percentage	8.00%
Total | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 132	119
Percentage	5.00%
Total | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 117	141
Percentage	4.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 11	13
Percentage	0.00%
Total | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 86	88
Percentage	3.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 0	(7)
Percentage	0.00%
Total | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 952	801
Percentage	35.00%
Total | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 750	704
Percentage	28.00%
NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 1,702	1,505
NAV | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	952	801
NAV | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	750	704
Level 1
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	749	841
Level 1 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	60	68
Level 1 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(84)	(99)
Level 1 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	97	154
Level 1 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	366	380
Level 1 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	215	243
Level 1 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	8	10
Level 1 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	86	88
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	1	(3)
Level 1 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	251	259
Level 2 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	132	119
Level 2 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	117	141
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	3	3
Level 2 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(1)	(4)
Level 2 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 0	$ 0